Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 4,299,052	$ (6,547,412)	$ (47,547,768)	$ (15,638,589)
Adjustments to reconcile net income (loss) to net cash used for operating activities:
Depreciation and amortization	60,116	68,916	273,772	818,203
Amortization of debt issuance costs	740,363		287,316	2,010,298
Loss on initial issuance of debt			1,770,933
Change in fair value of convertible note option liability	(59,000)		(840,933)
Change in fair value of warrant liabilities	(420,497)		(200,124)
Loss on initial issuance of Earn-out Share Liability			53,600,000
Change in fair value of Earn-out Share Liability	(10,530,000)		(38,040,000)
Impairment loss on investment			216,278	174,066
Common stock issued as compensation for ELOC commitment fee	25,000
Share based compensation	50,000	62,670	6,699,081	484,584
Provision for inventory obsolescence			551,492	320,335
Interest expense on convertibles notes converted			868,853	979,611
Unrealized foreign currency transaction loss	340,728	358,517	741,844	(1,332,914)
Amortization of operating lease right of use assets	87,956	166,546	428,046	793,209
Changes in operating assets and liabilities:
Receivables	18,259	(17,237)
Accounts receivable			(31,776)	(27,843)
Inventories	(318,475)	(62,996)	(639,340)	(147,982)
Prepaid and other current assets	100,491	(4,904,725)	(5,064,849)	(388,673)
Security deposit				12,176
Other assets	(1,699)
Accounts payable	2,222,819	58,877	341,913	(1,591,487)
Accrued expenses	(829,394)	(98,561)	1,183,951	340,525
Accrued interest		367,210		1,386,048
Other current liabilities	606,656
Operating lease payments	(91,116)	(146,500)	(193,695)	(844,198)
Net cash used in operating activities	(3,698,741)	(10,694,695)	(25,595,008)	(12,652,630)
Cash flows from investing activities
Purchase of property and equipment		(29,520)	(46,204)	(34,966)
Purchase of intangible assets and trademarks	(131,973)	(44,547)	(219,241)	(120,088)
Net cash used in investing activities	(131,973)	(74,067)	(265,445)	(155,054)
Cash flows from financing activities
Proceeds from issuance of unrelated party convertible notes			1,450,000	3,000,000
Proceeds from term loan	1,450,000			5,000,000
Payment of unrelated party debt				(10,979,611)
Proceeds from revolving line of credit	1,300,000		3,700,000
Proceeds from related party notes	485,000		5,286,016	2,248,000
Proceeds from reverse recapitalization			1,103,640
Proceeds from the issuance of shares under equity line of credit facility	604,426
Proceeds from the issuance of Series A-2 preferred stock, net of transaction costs		10,372,477
Proceeds from prepaid investor subscriptions		54,725		2,048,776
Proceeds from the issuance of Class A common stock, net of transaction costs			9,961,356	17,256,525
Proceeds from exercise of stock options	11		79,484	4
Net cash provided by financing activities	2,389,437	10,427,202	21,572,753	18,573,694
Effect of exchange rate changes on cash	2,985	(19,706)	(36,743)	58,184
Net decrease in cash and cash equivalents	(1,438,292)	(361,266)	(4,324,442)	5,824,194
Cash and cash equivalents at beginning of year	1,685,633	6,010,075	6,010,075	185,881
Cash and cash equivalents at end of year	247,341	5,648,809	1,685,633	6,010,075
Non-cash activities
Settlement of convertible notes for shares issued	350,000
Conversion of vendor payable to Series A-2 Preferred Shares		$ 78,422
Non-cash activities
Initial measurement of debt discount on the convertible note			(1,450,000)
Initial measurement of the Contingent Financing Costs			549,067
Initial measurement of the convertible note option liability			900,933
Conversion of related party notes to Common Stock			2,205,497
Initial measurement of the convertible note option liability			1,450,000
Conversion of principal on related party notes to Common Stock			12,598,000
Conversion of interest on related party notes to Common Stock			3,141,846
Issuance of Common Stock related to convertible note payable			24,000,000
Conversion of vendor payable to Common Stock			3,422,028	1,920,124
Conversion of principal on convertible notes to preferred stock - Series A-1				8,993,240
Conversion of interest on convertible notes to preferred stock - Series A-1				1,955,957
Private Veea Warrants issued with term note payable				1,682,750
Conversion of notes payable to Series A-2 Preferred Shares				3,076,274
Supplemental cash flow information
Interest paid			$ 504,431	$ 892,336